Balance Sheet Components (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components [Line Items]
Depreciation and amortization expense					$ 130,000	$ 158,000
Depreciation and amortization expense	$ 28,000	$ 30,000	$ 84,000	$ 100,000